Exhibit 99.1

World Omni Auto Receivables Trust 2010-A
Monthly Servicer Certificate
May 31, 2011

Dates Covered
Collections Period	05/01/11 - 05/31/11
Interest Accrual Period	05/16/11 - 06/14/11
30/360 Days	30
Actual/360 Days	30
Distribution Date	06/15/11

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/30/11	533,442,790.62	41,696
Yield Supplement Overcollateralization Amount at 04/30/11	26,442,084.44	0

Receivables Balance at 04/30/11	559,884,875.06	41,696
Principal Payments	22,535,322.20	1,121
Defaulted Receivables	563,031.49	33
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 05/31/11	24,914,206.53	0

Pool Balance at 05/31/11	511,872,314.84	40,542

Pool Statistics	$ Amount	# of Accounts
Initial Receivables Balance	994,736,679.50	64,112

Delinquent Receivables:
Past Due 31-60 days	3,651,134.55	370
Past Due 61-90 days	959,832.54	82
Past Due 91 + days	165,727.65	18

Total	4,776,694.74	470

Total 31+ Delinquent as % Ending Pool Balance	0.93%

Recoveries	428,290.59

Aggregate Net Losses - May 2011	134,740.90

Overcollateralization Target Amount	30,712,338.89
Actual Overcollateralization	30,712,338.89

Weighted Average APR	4.45%
Weighted Average APR, Yield Adjusted	7.54%
Weighted Average Remaining Term	42.04

Flow of Funds	$ Amount

Collections	25,026,091.15
Advances	1,490.11
Investment Earnings on Cash Accounts	2,488.58
Servicing Fee	(466,570.73)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00

Available Funds	24,563,499.11

Distributions of Available Funds
(1) Class A Interest	651,715.19
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	81,334.80
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders’ Principal Distributable Amount	20,276,247.23
(7) Distribution to Certificateholders	3,554,201.89
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	24,563,499.11

Servicing Fee	466,570.73
Unpaid Servicing Fee	—
Change in amount of the unpaid servicing fee from the prior period	—

Note Balances & Note Factors	$ Amount

Original Class A	885,106,000.00
Original Class B	31,896,000.00

Total Class A & B
Note Balance @ 05/16/11	501,436,223.18
Principal Paid	20,276,247.23
Note Balance @ 06/15/11	481,159,975.95

Class A-1
Note Balance @ 05/16/11	0.00
Principal Paid	0.00
Note Balance @ 06/15/11	0.00
Note Factor @ 06/15/11	0.0000000%

Class A-2
Note Balance @ 05/16/11	30,434,223.18
Principal Paid	20,276,247.23
Note Balance @ 06/15/11	10,157,975.95
Note Factor @ 06/15/11	5.1563330%

Class A-3
Note Balance @ 05/16/11	241,000,000.00
Principal Paid	0.00
Note Balance @ 06/15/11	241,000,000.00
Note Factor @ 06/15/11	100.0000000%

Class A-4
Note Balance @ 05/16/11	198,106,000.00
Principal Paid	0.00
Note Balance @ 06/15/11	198,106,000.00
Note Factor @ 06/15/11	100.0000000%

Class B
Note Balance @ 05/16/11	31,896,000.00
Principal Paid	0.00
Note Balance @ 06/15/11	31,896,000.00
Note Factor @ 06/15/11	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	733,049.99
Total Principal Paid	20,276,247.23

Total Paid	21,009,297.22

Class A-1
Coupon	0.23262%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.70000%
Interest Paid	17,753.30
Principal Paid	20,276,247.23

Total Paid to A-2 Holders	20,294,000.53

Class A-3
Coupon	1.34000%
Interest Paid	269,116.67
Principal Paid	0.00

Total Paid to A-3a Holders	269,116.67

Class A-4
Coupon	2.21000%
Interest Paid	364,845.22
Principal Paid	0.00

Total Paid to A-4 Holders	364,845.22

Class B
Coupon	3.06000%
Interest Paid	81,334.80
Principal Paid	0.00

Total Paid to B Holders	81,334.80

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.7993985
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	22.1114537

Total Distribution Amount	22.9108522

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000

Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0901183
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	102.9251128

Total A-2 Distribution Amount	103.0152311

A-3 Interest Distribution Amount	1.1166667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	1.1166667

A-4 Interest Distribution Amount	1.8416667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	1.8416667

B Interest Distribution Amount	2.5500000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	2.5500000

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	0.00
Noteholders’ Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 04/30/11	40,055.20
Balance as of 05/31/11	41,545.31
Change	1,490.11

Reserve Account
Balance as of 05/16/11	2,345,271.93
Investment Earnings	208.56
Investment Earnings Paid	(208.56)
Deposit/(Withdrawal)	—
Balance as of 06/15/11	2,345,271.93
Change	—

Required Reserve Amount	2,345,271.93